Performance Management	Mar. 25, 2026
VistaShares Artificial Intelligence Supercycle ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart shows the Fund’s annual returns. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad measure of market performance. The following performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance over time. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.vistashares.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance over time.
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the period of time shown in the bar chart, the highest quarterly return was 30.34% for the quarter ended June 30, 2025, and the lowest quarterly return was -10.13% for the quarter ended March 31, 2025.

The performance information shown above is based on a calendar year. The Fund’s year-to-date return for the period ended February 28, 2026 was 20.77%.

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	20.77%
Bar Chart, Year to Date Return, Date	Feb. 28, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	30.34%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(10.13%)
Lowest Quarterly Return, Date	Mar. 31, 2025
Performance Table Heading	Average Annual Total Returns For the Period Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”).
Performance [Table]
	1 Year	Since Inception December 2, 2024
Return Before Taxes	58.20%	46.48%
Return After Taxes on Distributions	58.20%	46.48%
Return After Taxes on Distributions and Sale of Fund Shares	58.20%	46.48%
BITA VistaShares Artificial Intelligence Supercyle Index	60.69%	49.16%
S&P 500 Total Return Index	17.88%	13.62%

Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”).

Performance Availability Website Address [Text]	www.vistashares.com
VistaShares Electrification Supercycle ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of the Index and a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.vistashares.com.

Performance Past Does Not Indicate Future [Text]	Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.
Performance Information Illustrates Variability of Returns [Text]	When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of the Index and a broad measure of market performance.
Performance One Year or Less [Text]	Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus.
Performance Availability Website Address [Text]	www.vistashares.com